Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash And Investments [Abstract]
Restricted Cash

	2010	2009
	$	$

Cash classified as restricted for use comprise of the following:
Cash restricted by prudential solvency requirements	8	8
Cash balances held by the Tropicana project	1	3
Other	1	1
	10	12